                              MFS SERIES TRUST V
               500 Boylston Street Boston Massachusetts 02116-3741
                                  617 954 5000




                                    February 2, 1998



VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, DC  20549

         Re: MFS Series Trust V (the "Trust") (File No. 2-38613) on behalf of MFS Total Return Fund and MFS Research Fund (Series of MFS Series Trust V)

Ladies and Gentlemen:

         Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and Statement of Additional Information for the Trust do not differ from those contained in Post-Effective Amendment No. 45 (the "Amendment") to the Trust's Registration Statement on Form N-1A. The Amendment was filed electronically on January 27, 1998.

         Please call the undersigned or Sharon Julius-Doucette at (617) 954-5406 or (800) 343-2829 with any questions you may have.

                                        Very truly yours,


                                        JAMES R. BORDEWICK, JR.
                                        James R. Bordewick, Jr.
                                        Assistant Secretary

JRB/bjn